UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues from contracts with customers	$ 116,182,805	$ 126,843,248
Initial recognition and changes in the fair value of biological assets at the point of harvest	410,913	490,006
Cost of sales	(71,615,781)	(75,675,878)
Changes in the net realizable value of agricultural products after harvest	(1,446,316)	(227,936)
Research and development expenses	(4,581,241)	(3,852,014)
Selling, general and administrative expenses	(33,932,848)	(31,904,911)
Share of profit or loss of joint ventures and associates	1,508,671	842,240
Other income or expenses, net	(1,231,635)	478,041
Operating profit	5,294,568	16,992,796
Financial cost	(7,661,857)	(6,779,847)
Other financial results	117,865	(1,288,306)
(Loss) profit before income tax	(2,249,424)	8,924,643
Income tax	(429,040)	(5,012,643)
(Loss) profit for the period	(2,678,464)	3,912,000
Other comprehensive (loss) income	(929,957)	31,025
Items that may be subsequently reclassified to profit and loss	(929,957)	31,025
Foreign exchange differences on translation of foreign operations from joint ventures		100,868
Foreign exchange differences on translation of foreign operations	(929,957)	(69,843)
Total comprehensive (loss) profit	(3,608,421)	3,943,025
(Loss) profit for the period attributable to:
Equity holders of the parent	(4,591,634)	498,297
Non-controlling interests	1,913,170	3,413,703
(Loss) profit for the period	$ (2,678,464)	$ 3,912,000
(Loss) profit per share
Basic (loss) profit attributable to ordinary equity holders of the parent	$ (0.0731)	$ 0.0082
Diluted (loss) profit attributable to ordinary equity holders of the parent	$ (0.0731)	$ 0.0081
Total comprehensive (Loss) profit attributable to:
Equity holders of the parent	$ (5,364,330)	$ 401,715
Non-controlling interests	1,755,909	3,541,310
Total comprehensive (loss) profit	$ (3,608,421)	$ 3,943,025